SEI INVESTMENTS



                                              Annual Report as of March 31, 2001


                                                      SEI Asset Allocation Trust

                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

TABLE OF CONTENTS

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Market Commentary                                          1
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Management's Discussion and Analysis of Fund Performance   2
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Statements of Net Assets                                  11
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Statements of Operations                                  16
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Statements of Changes in Net Assets                       18
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Financial Highlights                                      20
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Notes to Financial Statements                             22
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Report of Independent Accountants                         25
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Notice to Shareholders                                    26
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
MARKET COMMENTARY
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SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

It was certainly a challenging year in global markets for the year ending March 31, 2001.

The reversal in market psychology over the year can only be called spectacular. It was roughly one year ago when global technology markets reached their peaks driven by the lofty gains of technology shares. Since that time, concerns over the slowing economy, rising energy prices, future corporate profitability and the chronically weak euro currency among other factors burst the technology bubble and sent equity markets plunging. Increased volatility accompanied this dramatic shift, as the broadly based Russell 3000 Index experienced a daily change greater than 1% nearly three times over the last year. Such changes customarily occurred once every two weeks only a few years ago.

Virtually every major equity market across the globe moved lower during the period. Overall, the MSCI All Country World (ACW) Index plunged 27% over the last year. Declines were led by Japan, as the Nikkei 225 Index lost nearly 50% in US dollar terms during the period. The country was rocked not only by the overall stock market pressures but its inability to escape from a decade long recession. Emerging stocks as measured by the MSCI Emerging Market Free index declined by 36%, as volatility rocked these markets repeatedly over the last year. Both the US and Europe were also not immune, as the US-based Wilshire 5000 lost 25% and the MSCI Europe index fell 23% during the period.

Cyclical industries were heavily battered in the correcting market. The sector punished most severely during the market downturn was the technology sector, as many lofty valued shares came crashing back to earth. Overall, both the tech-heavy Nasdaq Composite Index and the MSCI ACW Information Technology index lost roughly 60% of their value over the last twelve months. The technology sector was not the only area of the market to face sharp declines, however. The MSCI ACW Telecommunications index lost over 50% and the MSCI ACW Consumer Discretionary index declined 27% during the one-year period.

Some equity sectors performed exceedingly well in the challenging environment. Despite the significant equity market downturn that occurred worldwide, many market sectors actually posted handsome gains during the period. The MSCI ACW Consumer Staples index posted a solid 12% increase, and the MSCI ACW Health Care index climbed over 7% during the period. These areas of the market are generally considered defensive sectors, as many investors will migrate towards these less volatile offerings during a market downturn.

Fixed income helped support the market through this difficult time. With equity markets crumbling, many investors increasing migrated towards the relative safety of the fixed income market. Gains were particularly strong in the investment grade segment, as beleaguered equity investors sought to protect their capital in the highest quality areas. As a result, the Lehman US Aggregate Bond Index jumped nearly 13% over the last year. Beyond the investment grade sector, emerging debt markets also shined during the period, posting a near 10% return as measured by the JP Morgan Emerging Market Bond Index Plus. Given that many emerging market nations are net oil exporters, the high oil prices during the period provided significant support to returns. After a difficult stretch last year, the high yield market also received a boost in 2001. High yield bond spreads had soared to record levels relative to US Treasuries by the end of 2000, and many opportunity seeking investors moved in to capitalize. As a result, the high yield bond market ended the year up nearly 1% as measured by the CSFB Domestic Plus High Yield Bond index. Of the major fixed income markets, only international fixed income markets moved lower during the period. The decline was largely attributable to currency effects, as the euro and yen suffered relative to the US dollar during the year.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001



                      DIVERSIFIED CONSERVATIVE INCOME FUND

      OBJECTIVES: The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital growth through limited participation in the U.S. equity markets.
      STRATEGY. A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.
      The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.
      Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.
      ANALYSIS. The Diversified Conservative Income Fund returned 0.92% for the fiscal year ending March 31, 2001.
      The Fund's positive performance over the last year was largely due to its significant allocation to the Core Fixed Income Fund, which performed well during the period as investors sought refuge from volatile equity markets. The Fund's upside performance was also supported by its sizable allocation to money markets, as the Prime Obligation Fund continued to post consistent positive returns that were enhanced further by the lowering interest rate environment during the first quarter of 2001. The Fund's allocation to the value side of the equity market also benefited, as investors increasingly sought opportunities among deep value stocks as the period progressed. The Fund's growth stock exposure was the primary constraint to returns, as the bursting of the technology bubble weighed heavily on high quality technology and telecom holdings during the last year.

--------------------------------------------------------------------------------
                      DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund, Class A      0.92%     5.18%       8.41
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund, Class D     -0.05%     4.16%       7.42%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE INCOME FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE DIVERSIFIED CONSERVATIVE INCOME BENCHMARK

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
                 SEI DIVERSIFIED CONSERVATIVE      LEHMAN BROTHERS AGGREGATE  DIVERSIFIED CONSERVATIVE
                   INCOME FUND, CLASS A                   BOND INDEX              INCOME BENCHMARK
6/96                        10000                           10000                       10000
3/97                        10574                           10431                       10601
3/98                        12600                           11683                       12591
3/99                        13510                           12440                       13570
3/00                        14527                           12674                       14600
3/01                        14661                           14262                       14676



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
                 SEI DIVERSIFIED CONSERVATIVE      LEHMAN BROTHERS AGGREGATE  DIVERSIFIED CONSERVATIVE
                   INCOME FUND, CLASS D                   BOND INDEX              INCOME BENCHMARK
6/96                         10000                          10000                     10000
3/97                         10496                          10431                     10601
3/98                         12374                          11683                     12591
3/99                         13140                          12440                     13570
3/00                         13990                          12674                     14600
3/01                         13983                          14262                     14676



1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JUNE 21, 1996.

                          DIVERSIFIED CONSERVATIVE FUND

      OBJECTIVES. The Diversified Conservative Fund seeks to provide current income with the opportunity for capital growth through participation in the U.S. and international equity markets.
      STRATEGY. The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.
      The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.
      The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Conservative Fund returned -6.95% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its Large Cap Growth and Small Cap Growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over a year ago took its toll on the high quality growth holdings in both of these market segments. The Fund's international exposure also constrained performance. The high concentration in technology and telecom stocks in the international equity markets

--------------------------------------------------------------------------------
                          DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Conservative
  Fund, Class A            -6.95%     3.70%       8.17%
--------------------------------------------------------------------------------
Diversified Conservative
  Fund, Class D            -7.91%     2.68%       6.96%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED CONSERVATIVE BENCHMARK


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
                    SEI DIVERSIFIED CONSERVATIVE       LEHMAN BROTHERS    WILSHIRE 5000    DIVERSIFIED CONSERVATIVE
                            FUND, CLASS A          AGGREGATE BOND INDEX       INDEX                 BENCHMARK
6/96                            10000                        10000            10000                  10000
3/97                            10586                        10431            11064                  10548
3/98                            12952                        11683            16346                  12817
3/99                            14108                        12440            18486                  13998
3/00                            15526                        12674            22851                  15356
3/01                            14447                        14262            17197                  14279


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
       SEI DIVERSIFIED CONSERVATIVE       LEHMAN BROTHERS    WILSHIRE 5000    DIVERSIFIED CONSERVATIVE
               FUND, CLASS D          AGGREGATE BOND INDEX       INDEX                 BENCHMARK
7/96               10000                       10000             10000                  10000
3/97               10680                       10403             11694                  10701
3/98               12954                       11652             17278                  13003
3/99               13969                       12407             19539                  14201
3/00               15228                       12640             24153                  15578
3/01               14023                       14224             18177                  14486


1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 26, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

DIVERSIFIED CONSERVATIVE FUND (CONTINUED) resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the US dollar pushed international fixed income markets lower. There were several segments of the Fund that performed well during the year, however. The Core Fixed Income Fund posted strong results over the last year, as investors increasingly sought refuge from volatile equity markets. The value segment of the equity market also performed exceedingly well over the last year, posting positive returns driven by gains in the deep value segment of the market.


                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND

      OBJECTIVES. The Diversified Global Moderate Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
      The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.
      ANALYSIS. The Diversified Global Moderate Growth Fund returned -15.19% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its large cap growth and small cap growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over a year ago took its toll on the high quality growth holdings in both of these market segments. The Fund's non-US exposure also constrained performance. The high concentration in technology and telecom stocks in the international and emerging equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the US dollar pushed international fixed income markets lower. There were several segments of the Fund that performed well during the year, however. The Core Fixed Income Fund posted strong results over the last year, as investors increasingly sought refuge from volatile equity markets. The value segment of the equity market also performed exceedingly well over the last year, posting positive returns driven by gains in the deep value segment of the market. Furthermore, the Fund's commitment to emerging market debt provided upside support. Given that many emerging market nations are net exporters of oil, the high energy prices during the period provided significant support to the debt offerings from nations such as Russia, Venezuela and Mexico.

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                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Global
  Moderate Growth,
  Class A                  -15.19%    1.55%       7.09%
--------------------------------------------------------------------------------
Diversified Global
  Moderate Growth,
  Class D                  -16.11%    0.51%       5.92%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED GLOBAL MODERATE GROWTH BENCHMARK

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
                SEI DIVERSIFIED          LEHMAN        WILSHIRE   DIVERSIFIED GLOBAL
                GLOBAL MODERATE     BROTHERS AGGREGATE   5000      MODERATE GROWTH
              GROWTH FUND, CLASS A      BOND INDEX       INDEX        BENCHMARK
12/96                 10000               10000          10000         10000
3/97                  10027                9944          10064         10020
3/98                  12602               11138          14870         12459
3/99                  13185               11860          16817         13350
3/00                  15564               12082          20787         15421
3/01                  13200               13596          15644         13177



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
                SEI DIVERSIFIED          LEHMAN        WILSHIRE   DIVERSIFIED GLOBAL
                GLOBAL MODERATE     BROTHERS AGGREGATE   5000      MODERATE GROWTH
              GROWTH FUND, CLASS A      BOND INDEX       INDEX        BENCHMARK
12/96                10000                 10000          10000         10000
3/97                  9993                  9944          10064         10020
3/98                 12429                 11138          14870         12459
3/99                 12869                 11860          16817         13350
3/00                 15042                 12082          20787         15421
3/01                 12618                 13596          15644         13177

1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.


                        DIVERSIFIED MODERATE GROWTH FUND

      OBJECTIVES. The Diversified Moderate Growth Fund seeks to provide long-term growth of capital with a limited level of current income.
      STRATEGY. The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
      The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.
      Under normal conditions, 39% of the Fund is allocated to across a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Moderate Growth Fund returned -13.95% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its Large Cap Growth and Small Cap Growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

DIVERSIFIED MODERATE GROWTH FUND (CONTINUED) a year ago took its toll on the high quality growth holdings in both of these market segments. The Fund's international exposure also constrained performance. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the US dollar pushed international fixed income markets lower. There were several segments of the Fund that performed well during the year, however. The Core Fixed Income Fund posted strong results over the last year, as investors increasingly sought refuge from volatile equity markets. The value segment of the equity market also performed exceedingly well over the last year, posting positive returns driven by gains in the deep value segment of the market.

--------------------------------------------------------------------------------
                        DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year   3 Year   Inception to
                           Return    Return       Date
--------------------------------------------------------------------------------
Diversified Moderate
   Growth,Class A          -13.95%    2.51%       8.62%
--------------------------------------------------------------------------------
Diversified Moderate
   Growth,Class D          -14.75%    1.54%       7.46%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED MODERATE GROWTH BENCHMARK



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
          SEI DIVERSIFIED MODERATE      LEHMAN BROTHERS      WILSHIRE      DIVERSIFIED MODERATE
            GROWTH FUND, CLASS A     AGGREGATE BOND INDEX   5000 INDEX       GROWTH BENCHMARK
6/96              10000                       10000           10000              10000
3/97              10670                       10431           11064              10667
3/98              13773                       11683           16346              13643
3/99              14994                       12440           18486              14962
3/00              17242                       12674           22851              17073
3/01              14837                       14262           17197              14727



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
          SEI DIVERSIFIED MODERATE      LEHMAN BROTHERS      WILSHIRE      DIVERSIFIED MODERATE
            GROWTH FUND, CLASS D     AGGREGATE BOND INDEX   5000 INDEX       GROWTH BENCHMARK
5/96                10000                     10000             10000             10000
3/97                10571                     10571             10973             10698
3/98                13530                     11840             16212             13682
3/99                14574                     12607             18335             15005
3/00                16614                     12844             22663             17122
3/01                14163                     14453             17056             14770


1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

                         DIVERSIFIED GLOBAL GROWTH FUND

      OBJECTIVES. The Diversified Global Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.
      STRATEGY. The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.
      The domestic equity portion of the Diversified Global Growth Fund invests primarily in large and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.
      The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified Global Growth Fund returned -21.41% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its large cap growth and small cap growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over a year ago took its toll on the high quality growth holdings in both


--------------------------------------------------------------------------------
                         DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                          One Year Three Year   Inception
                           Return    Return      to Date
--------------------------------------------------------------------------------
Diversified Global Growth,
  Class A                  -21.41%    0.56%       7.79%
--------------------------------------------------------------------------------
Diversified Global Growth,
  Class D                  -22.14%   -0.46%       6.56%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE DIVERSIFIED GLOBAL GROWTH BENCHMARK



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
       SEI DIVERSIFIED GLOBAL        LEHMAN BROTHERS   WILSHIRE 5000    MSCI EAFE   DIVERSIFIED GLOBAL
        GROWTH FUND, CLASS A      AGGREGATE BOND INDEX      INDEX         INDEX      GROWTH BENCHMARK
6/96       10000                         10000             10000          10000             10000
3/97       10789                         10431             11064           9988             10781
3/98       14066                         11683             16346          11847             13907
3/99       14717                         12440             18486          12565             14906
3/00       18200                         12674             22851          15718             17991
3/01       14303                         14262             17197          11650             14213

       SEI DIVERSIFIED GLOBAL        LEHMAN BROTHERS   WILSHIRE 5000    MSCI EAFE   DIVERSIFIED GLOBAL
        GROWTH FUND, CLASS D      AGGREGATE BOND INDEX      INDEX         INDEX      GROWTH BENCHMARK
5/96          10000                       10000            10000           10000          10000
3/97          10670                       10571            10973           10044          10794
3/98          13787                       11840            16212           11914          13923
3/99          14270                       12607            18335           12636          14924
3/00          17465                       12844            22663           15806          18012
3/01          13598                       14453            17056           11715          14230


1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

DIVERSIFIED GLOBAL GROWTH FUND (CONTINUED) of these market segments. The Fund's non-US exposure also constrained performance. The high concentration in technology and telecom stocks in the international and emerging equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the US dollar pushed international fixed income markets lower. There were, however, several segments of the Fund that performed well during the year. The Core Fixed Income Fund posted strong results over the last year, as investors increasingly sought refuge from volatile equity markets. The value segment of the equity market also performed exceedingly well over the last year, posting positive returns driven by gains in the deep value segment of the market. Furthermore, the Fund's commitment to emerging market debt provided upside support. Given that many emerging market nations are net exporters of oil, the high energy prices during the period provided significant support to the debt offerings from nations such as Russia, Venezuela and Mexico.

                          DIVERSIFIED GLOBAL STOCK FUND

      OBJECTIVES. The Diversified Global Stock Fund seeks long-term capital growth through participation in the U.S. and international equity markets.
      STRATEGY. The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions
      ANALYSIS. The Diversified Global Stock Fund returned -27.19% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its large cap growth and small cap growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over a year ago took its toll on the high quality growth holdings in both of these market segments. The Fund's non-US exposure also constrained performance. The high concentration in technology and telecom stocks in the international and emerging equity markets resulted in negative performance. Despite the significant downside pressure brought on by the growth side of the market, there were certain segments of the Fund that performed well during the year. Both the large cap and small cap value segments of the Fund performed exceedingly well over the last year, posting positive returns driven by gains in the deep value segment of the market. This included strong gains among stocks in the railroad, department store and oil refining industries. The upside performance in the value side of the market proved insufficient to offset the overall equity decline, however.

                          DIVERSIFIED GLOBAL STOCK FUND
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized   Annualized
                        One Year  Three Year    Inception
                         Return     Return       to Date
--------------------------------------------------------------------------------
Diversified Global Stock,
  Class A                -27.19%    -0.72%        6.79%
--------------------------------------------------------------------------------
Diversified Global Stock,
  Class D                -27.91%    -1.72%        5.69%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX AND THE DIVERSIFIED GLOBAL STOCK BENCHMARK



[LINE GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]

              SEI GLOBAL STOCK FUND, CLASS A      WILSHIRE 5000 INDEX       MSCI EAFE INDEX    DIVERSIFIED GLOBAL STOCK BENCHARK
12/96                    10000                           10000                    10000                   10000
3/97                     10058                           10064                     9844                   10009
3/98                     13548                           14870                    11675                   13463
3/99                     14119                           16817                    12383                   14407
3/00                     18211                           20787                    15490                   18117
3/01                     13259                           15644                    11481                   13263


              SEI GLOBAL STOCK FUND, CLASS D      WILSHIRE 5000 INDEX       MSCI EAFE INDEX    DIVERSIFIED GLOBAL STOCK BENCHARK
12/96                    10000                           10000                   10000                     10000
3/97                     10031                           10064                    9844                     10099
3/98                     13380                           14870                   11675                     13463
3/99                     13812                           16817                   12383                     14407
3/00                     17621                           20787                   15490                     18117
3/01                     12703                           15644                   11481                     13263


1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 9, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.


                           DIVERSIFIED U.S. STOCK FUND

      OBJECTIVES. The Diversified U.S. Stock Fund seeks long-term capital growth through a diversified U.S. equity strategy.
      STRATEGY. The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS. The Diversified U.S. Stock Fund returned -24.74% for the fiscal year ending March 31, 2001. The primary constraint to Fund performance came from the growth side of the market, as its large cap growth and small cap growth allocations resulted in significant declines over the last year. The bursting of the technology bubble just over a year ago took its toll on the high quality growth holdings in both of these market segments. Despite the significant downside pressure brought on by the growth side of the market, there were certain segments of the Fund that performed well during the year. Both the large cap and small cap value segments of the Fund performed exceed-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001


DIVERSIFIED U.S. STOCK FUND (CONTINUED)
ingly well, posting positive returns driven by gains in the deep value segment of the market. This included strong gains among stocks in the railroad, department store and oil refining industries. The upside performance in the value side of the market proved insufficient to offset the overall equity decline, however.

--------------------------------------------------------------------------------
                           DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized  Annualized
                           One Year Three Year  Inception
                            Return    Return     to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock,
Class A                     -24.74%     0.17%     11.25%
--------------------------------------------------------------------------------
Diversified U.S. Stock,
Class D                     -25.45%    -0.82%     10.25%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED U.S. STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX AND THE DIVERSIFIED U.S. STOCK BENCHMARK


[LINE GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]

            SEI DIVERSIFIED U.S.                          DIVERSIFIED U.S.
            STOCK FUND, CLASS A    WILSHIRE 5000 INDEX     STOCK BENCHARK
5/96                    10000           10000                   10000
3/97                    11070           10973                   11051
3/98                    16650           16212                   16247
3/99                    18203           18335                   17991
3/00                    22235           22663                   22015
3/01                    16734           17056                   16291



            SEI DIVERSIFIED U.S.                          DIVERSIFIED U.S.
            STOCK FUND, CLASS D    WILSHIRE 5000 INDEX     STOCK BENCHARK
7/96                 10000               10000                   10000
3/97                 11677               11694                   11728
3/98                 17382               17278                   17243
3/99                 18804               19539                   19093
3/00                 22749               24153                   23364
3/01                 16959               18177                   17290



1 FOR THE PERIOD ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING MAY 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------



DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 25.1%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           281,850      $ 5,629
   SEI Institutional Managed Trust
     Large Cap Value Fund            278,101        5,173
   SEI Institutional Managed Trust
     Small Cap Growth Fund            42,832          610
   SEI Institutional Managed Trust
     Small Cap Value Fund             37,257          606
                                                ---------
TOTAL EQUITY FUNDS
   (Cost $14,741)                                  12,018
                                                ---------

FIXED INCOME FUND -- 55.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,499,074       26,365
                                                ---------
TOTAL FIXED INCOME FUND
   (Cost $25,293)                                  26,365
                                                ---------

MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         9,555,417        9,555
                                                ---------
TOTAL MONEY MARKET FUND
   (Cost $9,555)                                    9,555
                                                ---------
TOTAL INVESTMENTS -- 100.2%
   (Cost $49,589)                                  47,938
                                                ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                     (105)
                                                ---------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 3,258,632 outstanding
   shares of beneficial interest                   36,865
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 1,112,564 outstanding
   shares of beneficial interest                   12,532
Undistributed net investment income                   453
Accumulated net realized loss on investments         (366)
Net unrealized depreciation on investments         (1,651)
                                                ---------
TOTAL NET ASSETS-- 100.0%                         $47,833
                                                =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $ 10.96
                                                =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $ 10.88
                                                =========


DIVERSIFIED CONSERVATIVE
FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 40.1%
   SEI Institutional International Trust
     International Equity Fund       503,385      $ 4,948
   SEI Institutional Managed Trust
     Large Cap Growth Fund           470,962        9,405
   SEI Institutional Managed Trust
     Large Cap Value Fund            473,769        8,812
   SEI Institutional Managed Trust
     Small Cap Growth Fund            68,277          972
   SEI Institutional Managed Trust
     Small Cap Value Fund             62,089        1,010
                                                ---------
TOTAL EQUITY FUNDS
   (Cost $29,832)                                  25,147
                                                ---------
FIXED INCOME FUNDS -- 59.5%
   SEI Institutional International
     Trust International Fixed
     Income Fund                     936,407        9,121
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,674,338       28,214
                                                ---------
TOTAL FIXED INCOME FUNDS
   (Cost $38,034)                                  37,335
                                                ---------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           633,620          634
                                                ---------
TOTAL MONEY MARKET FUNDS
   (Cost $633)                                        634
                                                ---------
TOTAL INVESTMENTS -- 100.6%
   (Cost $68,499)                                  63,116
                                                ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.6%)                                     (358)
                                                ---------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 4,467,030 outstanding
   shares of beneficial interest                   47,996
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 1,719,766 outstanding
   shares of beneficial interest                   18,689
Undistributed net investment income                   378
Accumulated net realized gain on investments        1,078
Net unrealized depreciation on investments         (5,383)
                                                ---------
TOTAL NET ASSETS-- 100.0%                         $62,758
                                                =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $ 10.16
                                                =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $ 10.11
                                                =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund      817,382     $ 6,008
   SEI Institutional International Trust
     International Equity Fund       1,260,034      12,386
   SEI Institutional Managed Trust
     Large Cap Growth Fund           1,011,457      20,199
   SEI Institutional Managed Trust
     Large Cap Value Fund            1,041,415      19,370
   SEI Institutional Managed Trust
     Small Cap Growth Fund             151,493       2,157
   SEI Institutional Managed Trust
     Small Cap Value Fund              132,980       2,162
                                                 ---------
TOTAL EQUITY FUNDS
   (Cost $77,921)                                   62,282
                                                 ---------
FIXED INCOME FUNDS -- 38.8%
   SEI Institutional International Trust
     Emerging Markets Debt Fund        433,307       3,934
   SEI Institutional International Trust
     International Fixed Income Fund   603,057       5,874
   SEI Institutional Managed Trust
     Core Fixed Income Fund          2,491,240      26,283
   SEI Institutional Managed Trust
     High Yield Bond Fund              461,996       3,978
                                                 ---------
TOTAL FIXED INCOME FUNDS
   (Cost $39,659)                                   40,069
                                                 ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund             985,285         985
                                                 ---------
TOTAL MONEY MARKET FUND
   (Cost $985)                                         985
                                                 ---------
TOTAL INVESTMENTS -- 100.1%
   (Cost $118,565)                                 103,336
                                                 ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                       (83)
                                                 ---------

--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 8,901,043 outstanding
   shares of beneficial interest                  $108,411
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 882,228 outstanding
   shares of beneficial interest                    10,246
Undistributed net investment income                    469
Accumulated net realized loss on investments (644)
Net unrealized depreciation on investments         (15,229)
                                                 ---------
TOTAL NET ASSETS-- 100.0%                         $103,253
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                       $ 10.57
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                       $ 10.44
                                                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.2%
   SEI Institutional International
     Trust International
     Equity Fund                   3,116,260      $ 30,633
   SEI Institutional Managed Trust
     Large Cap Growth Fund         2,831,061        56,536
   SEI Institutional Managed Trust
     Large Cap Value Fund          3,040,710        56,557
   SEI Institutional Managed Trust
     Small Cap Growth Fund           423,211         6,027
   SEI Institutional Managed Trust
     Small Cap Value Fund            381,146         6,197
                                                 ---------
TOTAL EQUITY FUNDS
   (Cost $191,363)                                 155,950
                                                 ---------

FIXED INCOME FUNDS -- 40.9%
   SEI Institutional International
     Trust International Fixed
     Income Fund                   2,792,429        27,198
   SEI Institutional Managed Trust
     Core Fixed Income Fund        7,620,830        80,400
                                                 ---------
TOTAL FIXED INCOME FUNDS
   (Cost $107,506)                                 107,598
                                                 ---------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund         3,005,827         3,006
                                                 ---------
TOTAL MONEY MARKET FUND
   (Cost $3,006)                                     3,006
                                                 ---------
TOTAL INVESTMENTS -- 101.2%
   (Cost $301,875)                                 266,554
                                                 ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (1.2%)                                    (3,097)
                                                 ---------

--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 19,299,717 outstanding
   shares of beneficial interest                  $251,635
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 3,137,483 outstanding
   shares of beneficial interest                    39,876
Undistributed net investment income                  1,126
Accumulated net realized gain on investments         6,141
Net unrealized depreciation on investments         (35,321)
                                                 ---------
TOTAL NET ASSETS-- 100.0%                         $263,457
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $  11.75
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $  11.68
                                                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

DIVERSIFIED GLOBAL
GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 79.0%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,830,156      $ 13,452
   SEI Institutional International
     Trust International
     Equity Fund                   2,752,985        27,062
   SEI Institutional Managed Trust
     Large Cap Growth Fund         2,185,883        43,652
   SEI Institutional Managed Trust
     Large Cap Value Fund          2,304,798        42,869
   SEI Institutional Managed Trust
     Small Cap Growth Fund           324,264         4,617
   SEI Institutional Managed Trust
     Small Cap Value Fund            314,491         5,114
                                                 ---------
TOTAL EQUITY FUNDS
   (Cost $166,707)                                 136,766
                                                 ---------

FIXED INCOME FUNDS -- 20.5%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       415,450         3,772
   SEI Institutional International
     Trust International Fixed
     Income Fund                     539,849         5,258
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,154,196        22,727
   SEI Institutional Managed Trust
     High Yield Bond Fund            416,944         3,590
                                                 ---------
TOTAL FIXED INCOME FUNDS
   (Cost $35,525)                                   35,347
                                                 ---------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,915,703         1,916
                                                 ---------
TOTAL MONEY MARKET FUND
   (Cost $1,916)                                     1,916
                                                 ---------
TOTAL INVESTMENTS -- 100.6%
   (Cost $204,148)                                 174,029
                                                 ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.6%)                                      (959)
                                                 ---------

--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 12,676,982 outstanding
   shares of beneficial interest                  $167,520
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 2,397,716 outstanding
   shares of beneficial interest                    30,152
Undistributed net investment income                    333
Accumulated net realized gain on investments         5,184
Net unrealized depreciation on investments         (30,119)
                                                 ---------
TOTAL NET ASSETS-- 100.0%                         $173,070
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $  11.49
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $  11.41
                                                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.9%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,573,344       $11,564
   SEI Institutional International
     Trust International
     Equity Fund                   2,347,301        23,074
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,883,410        37,612
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,884,681        35,055
   SEI Institutional Managed Trust
     Small Cap Growth Fund           285,118         4,060
   SEI Institutional Managed Trust
     Small Cap Value Fund            253,703         4,125
                                                 ---------
TOTAL EQUITY FUNDS
   (Cost $150,525)                                 115,490
                                                 ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,151,818         1,152
                                                 ---------
TOTAL MONEY MARKET FUND
   (Cost $1,152)                                     1,152
                                                 ---------
TOTAL INVESTMENTS -- 100.9%
   (Cost $151,677)                                 116,642
                                                 ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.9%)                                    (1,068)
                                                 ---------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 9,873,785 outstanding
   shares of beneficial interest                   133,938
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 1,084,169 outstanding
   shares of beneficial interest                    14,518
Undistributed net investment income                      3
Accumulated net realized gain on investments         2,150
Net unrealized depreciation on investments         (35,035)
                                                 ---------
TOTAL NET ASSETS -- 100.0%                        $115,574
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 10.58
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 10.26
                                                 =========
DIVERSIFIED
U.S. STOCK FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.5%
   SEI Institutional Managed Trust
     Large Cap Growth Fund         3,220,544      $ 64,314
   SEI Institutional Managed Trust
     Large Cap Value Fund          3,283,872        61,080
   SEI Institutional Managed Trust
     Small Cap Growth Fund           484,245         6,896
   SEI Institutional Managed Trust
     Small Cap Value Fund            434,509         7,065
                                                 ---------
TOTAL EQUITY FUNDS
   (Cost $168,107)                                 139,355
                                                 ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,447,231         1,447
                                                 ---------
TOTAL MONEY MARKET FUND
   (Cost $1,447)                                     1,447
                                                 ---------
TOTAL INVESTMENTS -- 100.5%
   (Cost $169,553)                                 140,802
                                                 ---------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%)                                      (687)
                                                 ---------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 7,887,306 outstanding
   shares of beneficial interest                   123,695
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 2,792,673 outstanding
   shares of beneficial interest                    40,588
Distributions in excess of net
   investment income                                    (1)
Accumulated net realized gain on investments         4,584
Net unrealized depreciation on investments         (28,751)
                                                 ---------
TOTAL NET ASSETS-- 100.0%                         $140,115
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                      $  13.23
                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                      $  12.80
                                                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE YEAR ENDED MARCH 31, 2001

                                           ------------   ------------    ------------   -----------  -----------
                                            DIVERSIFIED                    DIVERSIFIED   DIVERSIFIED  DIVERSIFIED
                                           CONSERVATIVE    DIVERSIFIED       GLOBAL       MODERATE      GLOBAL
                                              INCOME      CONSERVATIVE      MODERATE       GROWTH       GROWTH
                                               FUND           FUND        GROWTH FUND       FUND         FUND
                                           ------------   ------------    ------------   -----------  -----------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                         $2,111         $1,965       $  2,353       $  5,817     $  2,952
                                              ------        -------       --------       --------     --------
EXPENSES:
   Administration fees                            88            127            173            510          356
   Investment advisory fees                       44             63             86            255          178
   Custodian fees                                  3              5              4             14            9
   Transfer agent fees                             4              5              5             15           10
   Professional fees                              10             18             10             46           39
   Registration & filing fees                     13             20             21             93           44
   Printing fees                                   3              7              1             12           12
   Trustee fees                                    4              8             --             15           15
   Distribution & shareholder
     servicing fees (1)                          115            165             94            399          318
   Amortization of deferred
     organization costs                            4              4             --              4            4
   Other expenses                                  1              2              2              8            5
                                              ------        -------       --------       --------     --------
         Total expenses                          289            424            396          1,371          990
                                              ------        -------       --------       --------     --------
   Less: Administration fees waived              (88)          (127)          (173)          (510)        (356)
         Reimbursement from administrator        (33)           (56)           (25)          (155)        (102)
                                              ------        -------       --------       --------     --------
         Net expenses                            168            241            198            706          532
                                              ------        -------       --------       --------     --------
NET INVESTMENT INCOME                          1,943          1,724          2,155          5,111        2,420
                                              ------        -------       --------       --------     --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain (loss) from
     security transactions                        33            880            (14)         2,149        3,318
   Capital gain distributions received
     from affiliated funds                       552          1,190          2,089          7,778        5,619
   Net change in unrealized depreciation
     on investments                           (2,236)        (8,570)       (19,800)       (54,934)     (54,368)
                                              ------        -------       --------       --------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $  292        $(4,776)      $(15,570)      $(39,896)    $(43,011)
                                              ======        =======       ========       ========     ========


                                            -----------  -----------
                                            DIVERSIFIED
                                              GLOBAL     DIVERSIFIED
                                               STOCK     U.S. STOCK
                                               FUND         FUND
                                            -----------  -----------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                        $   714     $  1,044
                                            --------     --------
EXPENSES:
   Administration fees                           245          319
   Investment advisory fees                      123          156
   Custodian fees                                  8            9
   Transfer agent fees                            --           10
   Professional fees                              23           37
   Registration & filing fees                     12           46
   Printing fees                                   8           12
   Trustee fees                                    8           14
   Distribution & shareholder
     servicing fees (1)                          138          440
   Amortization of deferred
     organization costs                            8            4
   Other expenses                                  6            5
                                            --------     --------
         Total expenses                          579        1,052
                                            --------     --------
   Less: Administration fees waived             (245)        (319)
         Reimbursement from administrator        (49)        (102)
                                            --------     --------
         Net expenses                            285          631
                                            --------     --------
NET INVESTMENT INCOME                            429          413
                                            --------     --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain (loss) from
     security transactions                     6,559          416
   Capital gain distributions received
     from affiliated funds                     5,112        7,908
   Net change in unrealized depreciation
     on investments                          (51,613)     (53,143)
                                            --------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(39,513)    $(44,406)
                                            ========     ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

(1) ALL DISTRIBUTION AND SHAREHOLDER SERVICING FEES ARE INCURRED AT THE CLASS D LEVEL.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 & 17

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE YEARS ENDED MARCH 31,

                                                                               ------------------   ------------------
                                                                                   DIVERSIFIED
                                                                                  CONSERVATIVE          DIVERSIFIED
                                                                                     INCOME             CONSERVATIVE
                                                                                      FUND                 FUND
                                                                               ------------------   ------------------
                                                                                 2001      2000       2001       2000
                                                                               -------   --------   -------   --------
OPERATIONS:
   Net investment income                                                       $ 1,943   $  1,397   $ 1,724   $  1,621
   Capital gain distributions received from affiliated funds                       552        329     1,190        810
   Net realized gain (loss) from security transactions                              33        622       880      1,918
   Net change in unrealized appreciation (depreciation) on investments          (2,236)       273    (8,570)     1,185
                                                                               -------   --------   -------   --------
Net increase (decrease) in net assets resulting from operations                    292      2,621    (4,776)     5,534
                                                                               -------   --------   -------   --------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                    (1,496)    (1,196)   (1,395)    (1,980)
     Class D                                                                      (422)      (251)     (324)      (496)
   Net realized gains:
     Class A                                                                    (1,011)      (382)   (2,082)      (954)
     Class D                                                                      (368)       (94)     (730)      (322)
                                                                               -------   --------   -------   --------
   Total distributions                                                          (3,297)    (1,923)   (4,531)    (3,752)
                                                                               -------   --------   -------   --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                  18,959     20,984    21,902     20,213
   Reinvestment of distributions                                                 2,268      1,315     3,337      2,718
   Cost of shares redeemed                                                     (14,266)   (13,785)  (18,402)   (19,171)
                                                                               -------   --------   -------   --------
   Increase in net assets derived from Class A transactions                      6,961      8,514     6,837      3,760
                                                                               -------   --------   -------   --------
CLASS D:
   Proceeds from shares issued                                                   3,307      8,134     6,829      7,463
   Reinvestment of distributions                                                   737        303     1,021        797
   Cost of shares redeemed                                                      (2,054)    (2,842)   (3,945)    (5,188)
                                                                               -------   --------   -------   --------
   Increase in net assets derived from Class D transactions                      1,990      5,595     3,905      3,072
                                                                               -------   --------   -------   --------
   Increase in net assets derived from capital share transactions                8,951     14,109    10,742      6,832
                                                                               -------   --------   -------   --------
   Net increase (decrease) in net assets                                         5,946     14,807     1,435      8,614
                                                                               -------   --------   -------   --------
NET ASSETS:
   Beginning of period                                                          41,887     27,080    61,323     52,709
                                                                               -------   --------   -------   --------
   End of period                                                               $47,833   $ 41,887   $62,758   $ 61,323
                                                                               =======   ========   =======   ========
SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares issued                                                                 1,668      1,837     1,988      1,783
   Shares issued in lieu of cash distributions                                     200        116       305        241
   Shares redeemed                                                              (1,248)    (1,209)   (1,686)    (1,694)
                                                                               -------   --------   -------   --------
     Total Class A transactions                                                    620        744       607        330
                                                                               -------   --------   -------   --------
CLASS D:
   Shares issued                                                                   293        717       620        661
   Shares issued in lieu of cash distributions                                      65         27        94         71
   Shares redeemed                                                                (182)      (250)     (358)      (459)
                                                                               -------   --------   -------   --------
     Total Class D transactions                                                    176        494       356        273
                                                                               -------   --------   -------   --------
   Increase in capital shares                                                      796      1,238       963        603
                                                                               =======   ========   =======   ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO. THE


ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------      -------------------       -------------------      -------------------      -------------------
     DIVERSIFIED              DIVERSIFIED               DIVERSIFIED              DIVERSIFIED
       GLOBAL                  MODERATE                   GLOBAL                   GLOBAL                DIVERSIFIED
   MODERATE GROWTH              GROWTH                    GROWTH                    STOCK                U.S. STOCK
        FUND                     FUND                      FUND                     FUND                    FUND
-------------------      -------------------       -------------------      -------------------      -------------------
  2001       2000           2001       2000          2001       2000           2001      2000          2001       2000
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------

 $ 2,155   $  1,051      $  5,111   $  3,656       $  2,420   $  1,437      $    429   $    140      $    413   $    131
   2,089      1,006         7,778      3,929          5,619      2,913         5,112      2,087         7,908      4,467
     (14)     2,582         2,149      5,670          3,318      3,517         6,559      1,757           416      2,867
 (19,800)     3,876       (54,934)    13,826        (54,368)    18,259       (51,613)    13,668       (53,143)    16,527
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
 (15,570)     8,515       (39,896)    27,081        (43,011)    26,126       (39,513)    17,652       (44,406)    23,992
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------



  (1,784)    (1,086)       (4,434)    (3,910)        (2,140)    (2,090)         (487)      (441)         (531)      (518)
    (154)      (209)         (466)      (521)          (181)      (296)           --        (30)           --        (46)

  (4,597)      (757)       (8,231)    (3,298)        (5,351)    (3,484)       (9,888)    (1,366)       (5,681)    (2,016)
    (592)      (125)       (1,490)      (677)        (1,180)      (853)       (1,168)      (230)       (2,119)    (1,040)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
  (7,127)    (2,177)      (14,621)    (8,406)        (8,852)    (6,723)      (11,543)    (2,067)       (8,331)    (3,620)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------


 103,805     55,954       119,688     88,324         94,094     58,285       139,967     49,403        63,849     59,277
   6,151      1,663        11,962      6,666          7,287      5,307        10,064      1,754         5,865      2,392
 (54,109)   (28,574)      (50,135)   (50,563)       (38,844)   (32,123)      (85,683)   (16,924)      (32,110)   (31,705)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
  55,847     29,043        81,515     44,427         62,537     31,469        64,348     34,233        37,604     29,964
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------

   3,423      3,783        11,387     17,066          8,167     14,800         4,083      8,776         9,246     22,287
     677        326         1,900      1,138          1,331      1,134         1,103        254         2,071      1,019
  (1,800)    (2,839)       (7,825)    (9,377)        (5,905)    (5,780)       (2,622)    (3,381)       (8,042)    (6,702)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
   2,300      1,270         5,462      8,827          3,593     10,154         2,564      5,649         3,275     16,604
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
  58,147     30,313        86,977     53,254         66,130     41,623        66,912     39,882        40,879     46,568
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
  35,450     36,651        32,460     71,929         14,267     61,026        15,856     55,467       (11,858)    66,940
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------


  67,803     31,152       230,997    159,068        158,803     97,777        99,718     44,251       151,973     85,033
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
$103,253   $ 67,803      $263,457   $230,997       $173,070   $158,803      $115,574   $ 99,718      $140,115   $151,973
========   ========      ========   ========       ========   ========      ========   ========      ========   ========

   8,590      4,406         8,974      6,433          6,806      4,099         9,975      3,445         3,854      3,518
     523        131           910        491            551        376           810        122           372        140
  (4,506)    (2,221)       (3,818)    (3,672)        (2,847)    (2,271)       (6,267)    (1,178)       (2,001)    (1,865)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
   4,607      2,316         6,066      3,252          4,510      2,204         4,518      2,389         2,225      1,793
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------

     274        300           855      1,257            590      1,039           299        621           574      1,351
      58         26           146         84            103         81            92         18           137         61
    (144)      (226)         (611)      (696)          (445)      (414)         (205)      (238)         (502)      (408)
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
     188        100           390        645            248        706           186        401           209      1,004
--------   --------      --------   --------       --------   --------      --------   --------      --------   --------
   4,795      2,416         6,456      3,897          4,758      2,910         4,704      2,790         2,434      2,797
========   ========      ========   ========       ========   ========      ========   ========      ========   ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,





                                    NET
              NET              REALIZED AND                    NET         NET                                         RATIO OF
             ASSET              UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS  ASSET             ASSETS       RATIO      NET INVESTMENT
             VALUE      NET        GAINS      FROM NET        FROM         VALUE              END     OF EXPENSES      INCOME
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT       CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE     TO AVERAGE
           OF PERIOD  INCOME     SECURITIES    INCOME         GAINS     OF PERIOD   RETURN   (000)    NET ASSETS     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  2001      $11.74     $0.52     $(0.41)        $(0.54)    $(0.35)     $10.96        0.92%  $ 35,729     0.12%          4.68%
  2000**     11.60      0.49       0.34          (0.54)     (0.15)      11.74        7.53     30,969     0.12           4.27
  1999**     11.76      0.56       0.26          (0.45)     (0.53)      11.60        7.22     21,973     0.12           4.02
  1998**     10.55      0.50       1.46          (0.44)     (0.31)      11.76       19.16     13,862     0.12           4.37
  1997(1)**  10.12      0.37       0.27          (0.21)        --       10.55        6.35*     2,983     0.12           4.38
  CLASS D
  2001      $11.66     $0.42     $(0.42)        $(0.43)    $(0.35)     $10.88       (0.05)% $ 12,104     1.12%          3.68%
  2000**     11.53      0.37       0.35          (0.44)     (0.15)      11.66        6.47     10,918     1.12           3.27
  1999**     11.70      0.40       0.30          (0.34)     (0.53)      11.53        6.19      5,107     1.12           2.98
  1998**     10.49      0.38       1.46          (0.32)     (0.31)      11.70       17.90      2,600     1.12           3.35
  1997(2)**  10.09      0.27       0.30          (0.17)        --       10.49        5.67*       603     1.12           3.37

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  2001      $11.75     $0.33     $(1.10)        $(0.34)    $(0.48)     $10.16       (6.95)% $ 45,372     0.12%          2.97%
  2000**     11.42      0.34       0.76          (0.53)     (0.24)      11.75       10.05     45,363     0.12           2.96
  1999**     11.31      0.50       0.48          (0.29)     (0.58)      11.42        8.92     40,304     0.12           3.42
  1998**      9.62      0.33       1.78          (0.27)     (0.15)      11.31       22.35     22,125     0.12           3.12
  1997(3)**   9.26      0.26       0.35          (0.18)     (0.07)       9.62        6.54*     5,989     0.12           3.56
  CLASS D
  2001      $11.70     $0.21     $(1.10)        $(0.22)    $(0.48)     $10.11       (7.91) %$ 17,386     1.12%          1.97%
  2000**     11.37      0.22       0.77          (0.42)     (0.24)      11.70        9.01     15,960     1.12           1.98
  1999**     11.27      0.38       0.48          (0.18)     (0.58)      11.37        7.84     12,405     1.12           2.41
  1998**      9.58      0.24       1.78          (0.18)     (0.15)      11.27       21.29      5,842     1.12           2.13
  1997(4)**   9.33      0.19       0.26          (0.13)     (0.07)       9.58        4.84*     1,704     1.12           2.60

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  2001      $13.61     $0.32     $(2.30)        $(0.32)    $(0.74)     $10.57      (15.19)% $ 94,040     0.12%          2.61%
  2000**     12.14      0.31       1.81          (0.45)     (0.20)      13.61       18.04     58,455     0.12           2.47
  1999**     12.49      0.40       0.12          (0.25)     (0.62)      12.14        4.63     24,010     0.12           2.76
  1998**     10.15      0.31       2.28          (0.19)     (0.06)      12.49       25.68     13,255     0.12           2.66
  1997(5)**  10.00      0.06       0.14          (0.05)        --       10.15        1.96*        68     0.12           2.03
  CLASS D
  2001      $13.47     $0.19     $(2.28)        $(0.20)    $(0.74)     $10.44      (16.11)%  $ 9,213     1.12%          1.64%
  2000**     12.02      0.19       1.79          (0.33)     (0.20)      13.47       16.88      9,348     1.12           1.52
  1999**     12.38      0.30       0.10          (0.14)     (0.62)      12.02        3.54      7,142     1.12           1.79
  1998**     10.11      0.17       2.28          (0.12)     (0.06)      12.38       24.38      7,001     1.12           1.72
  1997(6)**  10.00      0.02       0.13          (0.04)        --       10.11        1.52*        85     1.12           0.60

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  2001      $14.47     $0.28     $(2.23)        $(0.29)    $(0.48)     $11.75      (13.95)% $226,820     0.12%          2.15%
  2000**     13.18      0.28       1.64          (0.35)     (0.28)      14.47       14.99    191,484     0.12           2.08
  1999**     13.22      0.32       0.79          (0.23)     (0.92)      13.18        8.87    131,531     0.12           2.41
  1998**     10.74      0.29       2.76          (0.25)     (0.32)      13.22       29.08     50,677     0.12           2.39
  1997(7)**  10.19      0.23       0.50          (0.16)     (0.02)      10.74        7.12*    15,440     0.12           2.64
  CLASS D
  2001      $14.38     $0.15     $(2.21)        $(0.16)    $(0.48)     $11.68      (14.75)% $ 36,637     1.12%          1.17%
  2000**     13.10      0.15       1.64          (0.23)     (0.28)      14.38       14.00     39,513     1.12           1.10
  1999**     13.16      0.26       0.72          (0.12)     (0.92)      13.10        7.71     27,537     1.12           1.40
  1998**     10.67      0.18       2.76          (0.13)     (0.32)      13.16       27.99      8,935     1.12           1.37
  1997(8)**  10.21      0.15       0.44          (0.11)     (0.02)      10.67        5.71*     6,471     1.12           1.63

             RATIO OF      RATIO OF
             EXPENSES   NET INVESTMENT
            TO AVERAGE      INCOME
            NET ASSETS   TO AVERAGE NET
            (EXCLUDING  ASSETS (EXCLUDING   PORTFOLIO
            WAIVERS AND    WAIVERS AND      TURNOVER
          REIMBURSEMENTS) REIMBURSEMENTS)     RATE
------------------------------------------------------
------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  2001            0.40%        4.40%          26%
  2000**          0.41         3.98           32
  1999**          0.45         3.69           63
  1998**          1.01         3.48           52
  1997(1)**       3.65+        0.85+          27
  CLASS D
  2001            1.40%        3.40%          26%
  2000**          1.41         2.98           32
  1999**          1.45         2.65           63
  1998**          2.27         2.20           52
  1997(2)**       N/A++         N/A++         27

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  2001            0.41%        2.68%          21%
  2000**          0.45         2.63           27
  1999**          0.45         3.09           30
  1998**          0.81         2.43           24
  1997(3)**       2.75+        0.93+          65
  CLASS D
  2001            1.41%        1.68%          21%
  2000**          1.45         1.65           27
  1999**          1.46         2.07           30
  1998**          1.91         1.34           24
  1997(4)**       3.72+        0.00+          65

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  2001            0.36%        2.37%          41%
  2000**          0.44         2.15           54
  1999**          0.49         2.39           34
  1998**          0.86         1.92           30
  1997(5)**       N/A++         N/A++          3
  CLASS D
  2001            1.36%        1.40%          41%
  2000**          1.44         1.20           54
  1999**          1.49         1.42           34
  1998**          1.93         0.91           30
  1997(6)**       N/A++         N/A++          3

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  2001            0.38%        1.89%          19%
  2000**          0.38         1.82           16
  1999**          0.50         2.03           22
  1998**          0.74         1.77           20
  1997(7)**       1.45+        1.31+          22
  CLASS D
  2001            1.38%        0.91%          19%
  2000**          1.38         0.84           16
  1999**          1.48         1.04           22
  1998**          1.80         0.69           20
  1997(8)**       2.57+        0.18+          22

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                    NET
              NET              REALIZED AND                   NET         NET                                        RATIO OF
             ASSET      NET     UNREALIZED  DISTRIBUTIONS DISTRIBUTIONS  ASSET              ASSETS     RATIO      NET INVESTMENT
             VALUE   INVESTMENT    GAINS      FROM NET       FROM       VALUE                END     OF EXPENSES    INCOME (LOSS)
           BEGINNING  INCOME    (LOSSES) ON  INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE     TO AVERAGE
           OF PERIOD  (LOSS)     SECURITIES    INCOME        GAINS     OF PERIOD   RETURN   (000)    NET ASSETS     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A
  2001      $15.42    $0.22       $(3.43)       $(0.22)    $(0.50)     $11.49      (21.41)% $145,719   0.12%         1.53%
  2000**     13.22     0.20         2.84         (0.33)     (0.51)      15.42       23.66    125,893   0.12          1.40
  1999**     13.64     0.29         0.27         (0.14)     (0.84)      13.22        4.63     78,798   0.12          1.66
  1998**     10.91     0.22         3.04         (0.19)     (0.34)      13.64       30.38     57,012   0.12          1.76
  1997(1)**  10.19     0.15         0.68         (0.10)     (0.01)      10.91        8.10*    16,049   0.12          1.74
  CLASS D
  2001      $15.31    $0.08       $(3.40)       $(0.08)    $(0.50)     $11.41      (22.14)% $ 27,351   1.12%         0.55%
  2000**     13.14     0.05         2.82         (0.19)     (0.51)      15.31       22.39     32,910   1.12          0.39
  1999**     13.59     0.14         0.28         (0.03)     (0.84)      13.14        3.50     18,979   1.12          0.49
  1998**     10.87     0.10         3.04         (0.08)     (0.34)      13.59       29.22     13,949   1.12          0.72
  1997(8)**  10.24     0.06         0.63         (0.05)     (0.01)      10.87        6.69*     6,882   1.12          0.71

-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  2001      $16.00    $0.06       $(4.23)       $(0.06)    $(1.19)     $10.58      (27.19)% $104,455   0.12%         0.46%
  2000**     12.80     0.05         3.60         (0.13)     (0.32)      16.00       28.98     85,672   0.12          0.35
  1999**     13.28     0.12         0.36         (0.03)     (0.93)      12.80        4.22     37,987   0.12          0.58
  1998**     10.04     0.15         3.31         (0.09)     (0.13)      13.28       34.70     19,730   0.12          0.85
  1997(10)** 10.00     0.02         0.05         (0.03)        --       10.04        0.67*     4,807   0.12          0.65
  CLASS D
  2001      $15.64   $(0.04)      $(4.16)       $   --     $(1.19)     $10.25      (27.91)% $ 11,119   1.12%        (0.52)%
  2000**     12.59    (0.09)        3.52         (0.06)     (0.32)      15.64       27.58     14,046   1.12         (0.64)
  1999**     13.16     0.03         0.33            --      (0.93)      12.59        3.23      6,264   1.12         (0.56)
  1998**     10.01     0.01         3.31         (0.04)     (0.13)      13.16       33.38      2,910   1.12         (0.07)
  1997(6)**  10.00    (0.03)        0.06         (0.02)        --       10.01        0.31*        46   1.12         (1.06)

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------
  CLASS A
  2001      $18.58    $0.09       $(4.55)       $(0.08)    $(0.81)     $13.23      (24.74)% $104,377   0.12%         0.53%
  2000**     15.70     0.07         3.35         (0.12)     (0.42)      18.58       22.15    105,229   0.12          0.43
  1999**     16.03     0.09         1.25         (0.03)     (1.64)      15.70        9.33     60,766   0.12          0.48
  1998**     11.38     0.08         5.53         (0.05)     (0.91)      16.03       50.40     25,357   0.12          0.57
  1997(9)**  10.27     0.07         1.09         (0.05)        --       11.38       11.33*     9,065   0.12          0.72
  CLASS D
  2001      $18.09   $(0.05)      $(4.43)       $   --     $(0.81)     $12.80      (25.45)% $ 35,737   1.12%        (0.43)%
  2000**     15.36    (0.09)        3.27         (0.03)     (0.42)      18.09       20.98     46,744   1.12         (0.56)
  1999**     15.83     0.03         1.14            --      (1.64)      15.36        8.18     24,267   1.12         (0.53)
  1998**     11.32    (0.11)        5.53            --      (0.91)      15.83       48.86     13,794   1.12         (0.42)
  1997(4)**  10.36    (0.03)        1.01         (0.02)        --       11.32        9.43*     5,885   1.12         (0.39)




               RATIO OF      RATIO OF
               EXPENSES   NET INVESTMENT
              TO AVERAGE      INCOME
              NET ASSETS   TO AVERAGE NET
             (EXCLUDING   ASSETS (EXCLUDING    PORTFOLIO
              WAIVERS AND    WAIVERS AND       TURNOVER
            REIMBURSEMENTS) REIMBURSEMENTS)      RATE
--------------------------------------------------------
------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A
  2001           0.38%         1.27%             14%
  2000**         0.45          1.07              17
  1999**         0.50          1.28              18
  1998**         0.72          1.16              15
  1997(1)**      1.53+         0.33+             13
  CLASS D
  2001           1.38%         0.29%             14%
  2000**         1.45          0.06              17
  1999**         1.50          0.11              18
  1998**         1.76          0.08              15
  1997(8)**      2.56+        (0.73)+            13

-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  2001           0.36%         0.22%             46%
  2000**         0.37          0.10              13
  1999**         0.50          0.20              30
  1998**         1.13         (0.16)             10
  1997(10)**     2.13+        (1.36)+            --
  CLASS D
  2001           1.36%        (0.76)%            46%
  2000**         1.37         (0.89)             13
  1999**         1.50         (0.94)             30
  1998**         2.52         (1.47)             10
  1997(6)**      N/A++          N/A++            --

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------
  CLASS A
  2001           0.39%         0.26%             19%
  2000**         0.41          0.14              12
  1999**         0.49          0.11              30
  1998**         0.80         (0.11)             21
  1997(9)**      1.84+        (1.00)+            28
  CLASS D
  2001           1.39%        (0.70)%            19%
  2000**         1.41         (0.85)             12
  1999**         1.50         (0.91)             30
  1998**         1.82         (1.12)             21
  1997(4)**      2.75+        (2.02)+            28

+ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
++ RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.
*   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR EACH PERIOD.
(1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(5) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(6) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
    ANNUALIZED.
(10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN

ANNUALIZED. AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001


1.   ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective daily net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended March 31, 2001:

                                              UNDISTRIBUTED
                                 ACCUMULATED  NET INVESTMENT
                PAID-IN-CAPITAL REALIZED GAIN    INCOME
   FUNDS             (000)         (000)         (000)
   -----        --------------- ------------- --------------
Diversified Moderate
     Growth            $ --        $  1           $(1)
Diversified Global
     Growth             --            1            (1)
Diversified Global
     Stock              --          (57)           57
Diversified U.S. Stock  --         (118)          118

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, SEIInvestments Fund Management (the "Manager") provides the Trust with overall management services and shareholder servicing. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have voluntarily agreed to waive all or a portion of their fees and to reimburse the Funds so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. These waivers and reimbursements may be terminated by the Manager and Adviser at any time at their sole discretion.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001

of quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2001, were as follows:

                                                  Total
                                                  (000)
                                                 -------
Diversified Conservative Income Fund
PURCHASES                                        $16,139
SALES                                              9,103

Diversified Conservative Fund
PURCHASES                                         22,642
SALES                                             13,217

Diversified Global Moderate Growth Fund
PURCHASES                                         89,469
SALES                                             34,620

Diversified Moderate Growth Fund
PURCHASES                                        128,420
SALES                                             47,306

Diversified Global Growth Fund
PURCHASES                                         91,867
SALES                                             24,736

Diversified Global Stock Fund
PURCHASES                                        116,161
SALES                                             54,525

Diversified U.S. Stock Fund
PURCHASES                                         68,320
SALES                                             29,470

At March 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 2001, for each Fund is as follows:
                                                      NET
                          APPRECIATED DEPRECIATED  UNREALIZED
                  FEDERAL SECURITIES  SECURITIES  DEPRECIATION
                 TAX COST    (000)       (000)       (000)
                ----------------------------------------------

Diversified
  Conservative
  Income         $ 50,349    $1,272   $ (3,683)   $ (2,411)

Diversified
  Conservative     69,080     1,280     (7,244)     (5,964)

Diversified
  Global
  Moderate
  Growth          120,825     1,820    (19,309)    (17,489)

Diversified
  Moderate
  Growth          303,077     4,331    (40,854)    (36,523)

Diversified
  Global
  Growth          205,119     2,976    (34,066)    (31,090)

Diversified
  Global
  Stock           153,671     1,436    (38,465)    (37,029)

Diversified
  U.S. Stock      170,116     1,022    (30,336)    (29,314)
24

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- March 31, 2001


Report of Independent Accountants
To the Shareholders and Trustees of SEI Asset Allocation Trust


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SEI Diversified Conservative Income Fund, SEI Diversified Conservative Fund, SEI Diversified Global Moderate Growth Fund, SEI Diversified Moderate Growth Fund, SEI Diversified Global Growth Fund, SEI Diversified Global Stock Fund, and SEI Diversified U.S. Stock Fund (constituting The SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 4, 2001

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2001 (UNAUDITED)


For shareholders that do not have a March 31, 2001 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2001 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2001 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                            (A)                (B)
                                         LONG TERM          ORDINARY
                                       CAPITAL GAINS         INCOME             TOTAL
                                       DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS
FUND                                    (TAX BASIS)        (TAX BASIS)        (TAX BASIS)
----------                             -------------      -------------     ----------------
Diversified Conservative Income             36%                64%              100%
Diversified Conservative                    54%                46%              100%
Diversified Global Moderate Growth          64%                36%              100%
Diversified Moderate Growth                 51%                49%              100%
Diversified Global Growth                   56%                44%              100%
Diversified Global Stock                    83%                17%              100%
Diversified U.S. Stock                      62%                38%              100%

                                       (C)                (D)               (E)
                                   QUALIFYING         TAX-EXEMPT          FOREIGN
FUND                              DIVIDENDS(1)         INTEREST         TAX CREDIT
----------                        ------------        ----------        ----------
Diversified Conservative Income        2%                 0%                 0%
Diversified Conservative               4%                 0%                 0%
Diversified Global Moderate Growth     4%                 0%                 0%
Diversified Moderate Growth            6%                 0%                 0%
Diversified Global Growth              9%                 0%                 0%
Diversified Global Stock              16%                 0%                 0%
Diversified U.S. Stock                19%                 0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D)are based on the percentage of ordinary income distributions of each Fund.

                                      NOTES

                                      NOTES

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2001


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP

This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

SEI INVESTMENTS



SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI  /  1 800 342 5734



SEI-F-121 (05/01)